Income Taxes (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Uncertain tax positions	$ 0
Angel Studios, Inc. CIK: 0001671941
Net operating loss carryforwards			$ 4,106,000
Uncertain tax positions		$ 0